Included in Profit Before Royalties and Taxation	12 Months Ended
Dec. 31, 2023
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Included in profit before royalties and taxation	Included in profit before royalties and taxation are the following:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Social contributions[1]	(19.4)	(18.5)	(18.1)
Rehabilitation (expense)/income[1]	(4.0)	8.9	(10.8)
Offshore structure costs[1]	(18.6)	(14.7)	(14.6)
Restructuring costs[2]	(7.8)	(11.3)	(1.3)
Audit fee	(3.5)	(3.9)	(3.2)
Non-audit services fee	(0.4)	(0.5)	(0.1)
Yamana break fee[3]	—	300.0	—
Yamana transaction costs[3]	—	(33.0)	—
[1]Included under “Other costs, net” in the consolidated income statement.
[2]The restructuring costs in 2023 comprise mainly separation packages at Tarkwa amounting to US$1.6 million (2022: US$8.7 million and 2021:
US$1.3 million), Damang of US$5.5 million (2022: US$2.6 million and US$nil) and St Ives of US$0.7 million (2022: US$nil and 2021: US$nil million).
[3]The US$300.0 million income related to the Yamana break fee. As a result of Yamana entering into an arrangement agreement with Pan
American Silver Corp and Agnico Eagle Mines Limited, Gold Fields terminated the agreement in respect of the proposed acquisition of Yamana.
In accordance, within the terms of the arrangement agreement, Yamana was required to pay Gold Fields a termination fee of US$300 million. The transaction costs of US$33 million related mainly to amounts paid to advisors, bankers, lawyers and accountants in connection with the proposed acquisition of Yamana.